Long-Term Debt (Narrative) (Details) (USD $)	12 Months Ended						12 Months Ended					12 Months Ended	0 Months Ended	12 Months Ended				1 Months Ended				12 Months Ended		12 Months Ended
	May 27, 2012	May 29, 2011	May 30, 2010	May 27, 2012 Senior Notes adjustments	Jun. 18, 2012 Senior Notes Issuance of Debt	May 27, 2012 Prior Revolving Credit Agreement Sub Limit	May 27, 2012 Prior Revolving Credit Agreement Revolving Credit Facility	May 27, 2012 New Revolving Credit Agreement	May 27, 2012 New Revolving Credit Agreement Letters of Credit	May 27, 2012 New Revolving Credit Agreement Commercial Paper	May 27, 2012 New Revolving Credit Agreement Sub Limit	May 27, 2012 New Revolving Credit Agreement Revolving Credit Facility	Oct. 11, 2011 4.500% Senior Notes Due October 2021 Senior Notes	May 27, 2012 4.500% Senior Notes Due October 2021 Senior Notes	May 27, 2012 5.625% Senior Notes Due October 2012 Senior Notes	May 27, 2012 6.200 Percent Senior Notes Due October 2017 Senior Notes	May 27, 2012 6.800% Senior Notes Due October 2037 Senior Notes	Jun. 18, 2012 3.790% Senior Notes Due August 2019 Senior Notes Issuance of Debt	Jun. 18, 2012 4.520% Senior Notes Due August 2024 Senior Notes Issuance of Debt	May 27, 2012 Libor New Revolving Credit Agreement Revolving Credit Facility	May 27, 2012 Base Rate Loans New Revolving Credit Agreement Revolving Credit Facility	May 27, 2012 Minimum New Revolving Credit Agreement	May 27, 2012 Maximum Senior Notes	May 27, 2012 Maximum New Revolving Credit Agreement
Maximum borrowing available under the credit facility							$ 750,000,000					$ 750,000,000
Total debt to total capitalization ratio							0.75					0.75
Line of credit facility, sub-limit amount						150,000,000					150,000,000	1,000,000,000
Expiration date of credit facility							September 20, 2012	October 3, 2016
Increase in credit facility												250,000,000
Base interest rate percentage of revolving credit facility in addition to federal funds rate (percentage)												0.50%
Applicable interest rate assuming a BBB equivalent credit rating level (percentage)																				1.075%	0.075%
Maximum amount of borrowings resulting in fluctuation of LIBOR or base rate												200,000,000
New Revolving Credit Agreement, unused capacity, commitment fee percentage (percentage)																						0.125%		0.25%
Amount outstanding under credit facility									70,900,000	262,700,000		0
Remaining credit available								416,400,000
Face amount of debt													400,000,000	400,000,000	350,000,000	500,000,000	300,000,000	80,000,000	220,000,000
Interest rate of debt (percentage)													4.50%	4.50%	5.625%	6.20%	6.80%	3.79%	4.52%
Payments of debt issuance costs	$ 5,100,000	$ 0	$ 0										$ 5,100,000
Percent of principal amount required to purchase new senior notes in event of control triggering event (percentage)													101.00%
Maturity date of debt														Oct. 01, 2021	Oct. 01, 2012	Oct. 01, 2017	Oct. 01, 2037	Aug. 01, 2019	Aug. 01, 2024
Maximum range of interest rate adjustment on funds borrowed (percentage)																							2.00%
Adjustments made to interest rates on funds borrowed				0
Percentage of maximum priority debt of consolidated tangible net worth (percentage)					20.00%